[CONSECO LOGO]
WASHINGTON NATIONAL INSURANCE COMPANY




Annual Report
to Contract Owners
December 31, 2000

                     Separate Account 1 of Washington National Insurance Company

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2000


================================================================================
SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY                 PAGE
Statement of Assets and Liabilities as of December 31, 2000 ................   1
Statements of Operations and Statements of Changes
in Net Assets for the Year Ended December 31, 2000 .........................   2
Statements of Operations and Statements of Changes
in Net Assets for the Year Ended December 31, 1999 .........................   3
Notes to Financial Statements ..............................................   4
Report of Independent Accountants ..........................................   6

SEPARATE ACCOUNT 1 of Washington National Insurance Company

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000

================================================================================

                                             SHARES       COST          VALUE
                                           ---------   -----------   -----------
Assets:
  Investments in portfolio shares, at net asset value (Note 2)
    Scudder Variable Life Investment Fund:
      Bond Portfolio ................     621,799.0   $ 4,131,919   $ 4,222,015
      Capital Growth Portfolio ......   1,508,367.1    29,099,485    34,798,029
      Growth and Income Portfolio ...     186,981.5     2,117,645     1,940,868
      Money Market Portfolio ........     303,186.6       303,187       303,187
--------------------------------------------------------------------------------
      Total assets ..................                               $41,264,099
================================================================================

Liabilities:
   Amounts due to Washington National Life Insurance Company ....        41,318
--------------------------------------------------------------------------------
         Net assets .............................................   $41,222,781
================================================================================

                                                           UNIT      TOTAL VALUE
                                           UNITS           VALUE       OF UNITS
                                        -----------      --------    ----------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    Scudder Variable Life Investment Fund:
      Bond Portfolio ................   1,356,871.5   $  3.108482   $ 4,217,811
      Capital Growth Portfolio ......   4,418,580.4      7.867502    34,763,191
      Growth and Income Portfolio ...   1,224,306.1      1.583704     1,938,938
      Money Market Portfolio ........     139,742.4      2.167127       302,841
--------------------------------------------------------------------------------
        Net assets ..............................................   $41,222,781
================================================================================


UNIT PROGRESSION


FOR THE YEAR ENDED DECEMBER 31, 2000


================================================================================================================
                                                            CAPITAL      GROWTH AND      MONEY
                                               BOND          GROWTH        INCOME        MARKET         TOTAL
                                           -----------    -----------    -----------    ---------    -----------
Number of units, beginning of year ...     1,678,026.0    4,991,248.6    1,383,231.7     88,378.3    8,140,884.6
Units purchased ......................        31,343.2      135,523.4       81,940.4     81,516.5      330,323.5
Units redeemed .......................      (352,497.7)    (708,191.6)    (240,866.0)   (30,152.4)  (1,331,707.7)
----------------------------------------------------------------------------------------------------------------
  Number of units, end of year .......     1,356,871.5    4,418,580.4    1,224,306.1    139,742.4    7,139,500.4
================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000


===================================================================================================================================

                                                                               SCUDDER VARIABLE LIFE INVESTMENT FUND
===================================================================================================================================
                                                                                 CAPITAL      GROWTH AND     MONEY
                                                                    BOND         GROWTH         INCOME       MARKET        TOTAL
===================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ..............  $  251,077    $ 5,106,814    $   73,434    $ 13,837    $ 5,445,162
Expenses:
  Mortality and expense risk fees .............................      52,148        476,999        25,089       2,613        556,849
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income .....................................     198,929      4,629,815        48,345      11,224      4,888,313
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
Net realized gains (losses) on sales of investments
  in portfolio shares .........................................     (29,994)     2,785,755         1,879          --      2,757,640
  Net change in unrealized appreciation (depreciation)
    of investments
    in portfolio shares .......................................     213,925    (11,805,003)     (115,689)         --    (11,706,767)
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ......     183,931     (9,019,248)     (113,810)         --     (8,949,127)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations .....................................  $  382,860    $(4,389,433)   $  (65,465)   $ 11,224    $(4,060,814)
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                              SCUDDER VARIABLE LIFE INVESTMENT FUND
===================================================================================================================================
                                                                                 CAPITAL      GROWTH AND     MONEY
                                                                    BOND         GROWTH         INCOME       MARKET        TOTAL
===================================================================================================================================
Changes from operations:
  Net investment income .......................................  $  198,929    $ 4,629,815    $   48,345    $ 11,224    $ 4,888,313
  Net realized gains (losses) on sales of investments
    in portfolio shares .......................................     (29,994)     2,785,755         1,879          --      2,757,640
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ........................     213,925    (11,805,003)     (115,689)         --    (11,706,767)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...     382,860     (4,389,433)      (65,465)     11,224     (4,060,814)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..............................      89,322        434,759        52,710      27,209        604,000
  Contract redemptions ........................................    (769,555)    (6,529,426)     (345,837)    (63,508)    (7,708,326)
  Net transfers ...............................................    (258,467)     1,149,007        33,469     145,524      1,069,533
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions ......................    (938,700)    (4,945,660)     (259,658)    109,225     (6,034,793)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................    (555,840)    (9,335,093)     (325,123)    120,449    (10,095,607)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................   4,773,651     44,098,284     2,264,061     182,392     51,318,388
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ...............................  $4,217,811    $34,763,191    $1,938,938    $302,841    $41,222,781
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 of Washington National Insurance Company
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1999


===================================================================================================================================

                                                                               SCUDDER VARIABLE LIFE INVESTMENT FUND
===================================================================================================================================
                                                                                 CAPITAL      GROWTH AND     MONEY
                                                                    BOND         GROWTH         INCOME       MARKET        TOTAL
===================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares ..............  $  262,958    $ 3,808,972    $  195,239    $ 18,844    $ 4,286,013
Expenses:
  Mortality and expense risk fees .............................      60,821        443,461        27,255       4,605        536,142
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income .....................................     202,137      3,365,511       167,984      14,239      3,749,871
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales
       of investments in portfolio shares .....................      (3,514)     2,142,618       135,022          --      2,274,126
     Net change in unrealized appreciation
       (depreciation) of investments in portfolio shares ......    (313,456)     5,914,642      (180,377)         --      5,420,809
------------------------------------------------------------------------------------------------------------------------------------
       Net gain (loss) on investments in portfolio shares .....    (316,970)     8,057,260       (45,355)         --      7,694,935
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ....................................  $ (114,833)   $11,422,771    $  122,629    $ 14,239    $11,444,806
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               SCUDDER VARIABLE LIFE INVESTMENT FUND
===================================================================================================================================
                                                                                 CAPITAL      GROWTH AND     MONEY
                                                                    BOND         GROWTH         INCOME       MARKET        TOTAL
===================================================================================================================================
Changes from operations:
  Net investment income .......................................  $  202,137    $ 3,365,511    $  167,984    $ 14,239    $ 3,749,871
  Net realized gains (losses) on sales of investments
    in portfolio shares .......................................      (3,514)     2,142,618       135,022          --      2,274,126
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ........................    (313,456)     5,914,642      (180,377)         --      5,420,809
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...    (114,833)    11,422,771       122,629      14,239     11,444,806
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................     117,858        494,458        59,417      24,017        695,750
   Contract redemptions .......................................    (918,368)    (5,160,295)     (339,844)   (284,123)    (6,702,630)
   Net transfers ..............................................     193,404        844,570       (24,697)    (63,276)       950,001
------------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from contract owners'
       transactions ...........................................    (607,106)    (3,821,267)     (305,124)   (323,382)    (5,056,879)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................    (721,939)     7,601,504      (182,495)   (309,143)     6,387,927
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................   5,495,590     36,496,780     2,446,556     491,535     44,930,461
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year ..............................  $4,773,651    $44,098,284    $2,264,061    $182,392    $51,318,388
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 of Washington National Insurance Company

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000 AND 1999


================================================================================
(1)  GENERAL

     The Separate Account 1 of Washington National Insurance Company (the "Account") was established in 1982 as a segregated investment account for individual annuity contracts which are registered under the Securities Act of 1933. The Account is registered under the Investment Company Act of 1940, as amended, (the "Act") as a unit investment trust. The Account was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective July 1, 1996, the Account was restructured into a single unit investment trust which invests solely in shares of the portfolios of the Scudder Variable Life Investment Fund, (the "Fund"), a diversified open-end management investment company. The investment options available are the Bond, Capital Growth, Growth and Income and Money Market portfolios.

     The operations of the Account are included in the operations of Washington National Insurance Company (the "Company") pursuant to the provisions of the Illinois Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Fund at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2000 and 1999, was $6,902,693 and $6,781,814,
respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2000 and 1999, were $8,059,719 and $8,029,201, respectively.

(4)  DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for financial accounting services may prove insufficient to cover the actual expenses.

     The Company deducts daily from the Account an annuity rate guarantee charge, which is equal on an annual basis to 0.80 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $387,374 and $375,299 for the years ended December 31, 2000 and 1999, respectively.

     The Company deducts daily from the Account a financial accounting charge, which is equal on an annual basis to 0.35 percent of the daily value of the total investments of the Fund, for assuming the expense risk. These fees were $169,475 and $160,843 for the years ended December 31, 2000 and 1999, respectively.

     An annual contract administrative charge of $30 is deducted from the accumulated value of each contract on the contract anniversary or on the date of surrender if it occurs between contract anniversaries. This fee does not apply to contracts for individual retirement accounts, or to contracts which at the end of any contract anniversary have received at least $1,200 of payments and in which the accumulated value is at least $20,000. These fees were $18,500 and $18,510 for the years ended December 31, 2000 and 1999, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

     The Company deducts a contingent deferred sales charge of 6 percent on any amounts withdrawn which are in excess of 10 percent of the contract's accumulated value on the date of the first withdrawal during the respective year, except that no such charge is made for withdrawals of purchase payments received 72 months prior to the date of withdrawal and no such charge is made if the withdrawal amount is applied to a settlement option after the contract has been in force for five years or if the contract contains life contingencies. These fees were $81,677 and $65,789 for the years ended December 31, 2000 and 1999, respectively.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

(5)  NET ASSETS


NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2000:


===================================================================================================================================
                                                                                 CAPITAL      GROWTH AND   MONEY
                                                                    BOND         GROWTH         INCOME     MARKET          TOTAL
===================================================================================================================================
Net assets at December 31, 1995 ...............................  $12,377,833   $32,279,721    $       --  $1,674,809    $46,332,363

Activity subsequent to December 31, 1995:
Proceeds from sale of units less proceeds of units redeemed ...  (9,174,586)   (25,130,241)    1,221,105  (1,472,895)   (34,556,617)
Undistributed net investment income ...........................   1,466,946     11,650,191       468,889     100,927     13,686,953
Undistributed net realized gain on sales of investments .......      13,756     23,179,130       254,198          --     23,447,084
Net unrealized appreciation (depreciation) of investments .....    (466,138)    (7,215,610)       (5,254)         --     (7,687,002)
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets ...............................................  $4,217,811    $34,763,191    $1,938,938    $302,841    $41,222,781
===================================================================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================
TO THE BOARD OF DIRECTORS OF WASHINGTON  NATIONAL
INSURANCE COMPANY AND CONTRACT OWNERS OF
SEPARATE ACCOUNT I OF WASHINGTON NATIONAL
INSURANCE COMPANY.

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account I of Washington National Insurance Company (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the fund, provide a reasonable basis for the opinion.



/s/ PriceWaterhouseCoopers LLP

Indianapolis, Indiana
February 9 , 2001

================================================================================
                        SEPARATE ACCOUNT 1 OF
                        WASHINGTON NATIONAL INSURANCE COMPANY
                        SPONSOR
                        Washington National Insurance Company - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                        PricewaterhouseCoopers LLP - Indianapolis, Indiana.

               WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED
                                        SUBSIDIARY OF CONSECO, INC., A FINANCIAL
                                             SERVICES ORGANIZATION HEADQUARTERED
     IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE
       OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING
                                          PRODUCTS, HELPING 13 MILLION CUSTOMERS
                                        STEP UP TO A BETTER, MORE SECURE FUTURE.

                                           WASHINGTON NATIONAL INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                           WNIC003 (2/01)  06104
                                  (C) 2001 Washington National Insurance Company



                                                                 www.conseco.com



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